Consolidated Condensed Interim Statement of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenues:
Revenue from contract with customers	$ 12,013,543	$ 9,660,331
Other income	38,775	52,219
Total income	12,052,318	9,712,550
Expenses:
Cost of revenue	8,812,374	7,757,172
Amortization of intangible assets	7,788	7,944
Depreciation	612,144	445,847
Legal and professional expense	169,380	259,837
Staffing expense	391,663	471,181
Other operating expenses	1,285,854	1,464,296
Total expenses	11,279,203	10,406,277
Finance Income	1,091
Finance cost	53,552	619,593
(Loss)/Income before income tax	720,654	(1,313,320)
Income tax expense	71,682	(31,380)
Net loss after tax available to common shareholders	648,972	(1,281,940)
Attributable to:
Controlling interest	586,309	(1,381,948)
Non-controlling interest	62,663	100,008
Items that will not be reclassified to profit or loss
Defined benefit obligation	88	(481)
Items that may be reclassified subsequently to income
Foreign currency translation reserves of subsidiaries, net of tax	6,831	104,316
Total other comprehensive (loss)/income for the period	6,919	103,835
Total comprehensive income for the year	655,891	(1,178,105)
Attributable to:
Controlling interest	578,146	(1,391,842)
Non-controlling interest	$ 77,745	$ 213,737
Basic income per share of common share (in Dollars per share)	$ 0.12	$ (1.98)
Basic weighted average number of shares outstanding (in Shares)	5,217,838	646,012
Diluted income per share of common share (in Dollars per share)	$ 0.12	$ (1.98)
Diluted weighted average number of shares outstanding (in Shares)	5,217,838	646,012